Loans and financings (Details Narrative) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Principal amount	$ 128,470	$ 50,840	$ 46,713
Equivalent		(497,826)	(743,817)	$ (1,086,163)
Borrowing interest rate	4.625%
Accrued interest	$ 2,971	$ 104,689	$ 96,565	$ 97,422
Premium paid	$ 3,277
Export Credit Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 90,000
Equivalent | R$						R$ 459,468
Borrowing interest rate					2.50%	2.50%